Cover	Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Information [Line Items]
Entity Registrant Name	Bain Capital GSS Investment Corp.
Entity Central Index Key	0002064355
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1853296
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	Boston
Entity Address, City or Town	Massachusetts
Entity Address, Postal Zip Code	02116
Entity Phone Fax Numbers [Line Items]
City Area Code	617
Local Phone Number	516-2000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Angelo Rufino
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	Boston
Entity Address, City or Town	Massachusetts
Entity Address, Postal Zip Code	02116
Entity Phone Fax Numbers [Line Items]
City Area Code	617
Local Phone Number	516-2000